SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Narrative) (Details) (USD $) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Amount receivable from united states government related to Cares Act		$ 952
U S Based Bank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit historic amount	$ 7,453